SCHEDULE OF FUTURE MINIMUM LEASE RECEIVABLES LEASES TO THIRD-PARTIES (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Mar. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual rent		$ 6,256	$ 4,698
Eaglewood Village [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Description of operator affiliation	[1]	Aspire Regional Partners
Lease expiration date		Nov. 30, 2028
Annual rent		$ 630
Eaglewood Care Center [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Description of operator affiliation	[1]	Aspire Regional Partners
Lease expiration date		Nov. 30, 2028
Annual rent		$ 813
Hearth and Care of Greenfield [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Description of operator affiliation	[1]	Aspire Regional Partners
Lease expiration date		Nov. 30, 2023
Annual rent		$ 311
The Pavilion Care Center [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Description of operator affiliation	[1]	Aspire Regional Partners
Lease expiration date		Nov. 30, 2028
Annual rent		$ 340
Autumn Breeze Facility [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Description of operator affiliation	[1]	C.R. Management
Lease expiration date		Sep. 30, 2025
Annual rent		$ 962
Coosa Valley Health Care [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Description of operator affiliation	[1]	C.R. Management
Lease expiration date		Aug. 31, 2030
Annual rent		$ 1,072
Georgetown Health [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Description of operator affiliation	[1]	Oak Hollow Healthcare Management
Lease expiration date		Oct. 31, 2032
Annual rent		$ 337
Mountain Trace Rehab [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Description of operator affiliation	[1]	Vero Health Management
Lease expiration date		Feb. 28, 2029
Annual rent		$ 528
Sumter Valley Nursing and Rehab [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Description of operator affiliation	[1]	Oak Hollow Healthcare Management
Lease expiration date		Oct. 31, 2032
Annual rent		$ 450
Owned Facilities [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual rent		$ 5,443
Covington Care Center [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Description of operator affiliation	[1]	Aspire Regional Partners
Lease expiration date		Nov. 30, 2028
Annual rent		$ 813
Leased Facilities [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual rent	[1]	$ 813

[1]	Represents the number of facilities which are leased or subleased to separate tenants, which tenants are affiliates of the entity named in the table above.